Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Rent Expense
Total rental expense consists of the following:

(In thousands)	2014	2013	2012
Gross rentals:
Ships and containers	$200,214	$182,998	$198,137
Other	36,469	36,682	42,252
	236,683	219,680	240,389
Sublease rentals	(4,773)	(4,463)	(21,961)
	$231,910	$215,217	$218,428

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year at December 31, 2014 are as follows:

(In thousands)	Ships and Containers	Other	Total
2015	$149,975	$22,616	$172,591
2016	112,765	19,594	132,359
2017	48,164	18,073	66,237
2018	38,260	13,945	52,205
2019	4,878	8,294	13,172
Later years	7,718	29,849	37,567